Deferred income tax assets and liabilities - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Deferred income tax asset
Deferred tax assets at beginning of period	€ 33,314	€ 14,394	€ 11,125	€ 30,592	€ 12,349	€ 10,864
Acquisition of subsidiaries	0	0	0	0	0	0
Tax (charge) / credit recognized in income statement	2,060	8,132	2,042	4,981	9,121	2,360
Exchange differences	(85)	(1,184)	440	(284)	(128)	383
Deferred tax assets at end of period	35,289	21,342	13,607	35,289	21,342	13,607
Deferred income tax liability
Deferred tax liabilities at beginning of period	15,877	30,936	45,506	19,582	34,564	49,376
Acquisition of subsidiaries	(309)	0	0	(309)	0	0
Tax (charge) / credit recognized in income statement	(2,582)	(4,694)	(3,703)	(6,253)	(9,244)	(7,519)
Exchange differences	(23)	(382)	(8)	(57)	540	(62)
Deferred tax liabilities at end of period	€ 13,581	€ 25,860	€ 41,795	€ 13,581	€ 25,860	€ 41,795